CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	500,000,000.0	500,000,000.0
Ordinary shares, shares issued	261,300,000	261,300,000
Ordinary shares, shares outstanding	137,200,000	145,500,000
Treasury shares, shares	124,100,000	115,800,000